Debts_Details Of Borrowings(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 24,370,567	₩ 19,969,328
Borrowings in Korean won
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	14,429,984	10,405,475
Bank of Korea Act
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 2,649,851	1,672,714
Bank of Korea Act | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.50%
Bank of Korea Act | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.75%
SEMAS and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,658,810	1,745,940
SEMAS and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.00%
Shinhan Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 116,160	100,100
Shinhan Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	1.71%
Shinhan Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.25%
The Korea Securities Financial Corporation and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,982,242	1,852,953
The Korea Securities Financial Corporation and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.20%
The Korea Securities Financial Corporation and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.80%
The Korea Development Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 8,022,921	5,033,768
The Korea Development Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	4.90%
Borrowings in foreign currencies
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 9,940,583	9,563,853
KEB Hana Bank and Others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 4,682	13,353
KEB Hana Bank and Others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
KEB Hana Bank and Others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and Others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 8,089,368	7,521,197
Central Bank of Uzbekistan and Others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and Others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	8.50%
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 7,081	18,725
The Export-Import Bank of Korea and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	2.28%
The Export-Import Bank of Korea and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.08%
Standard Chartered Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,839,452	₩ 2,010,578
Standard Chartered Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Standard Chartered Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.00%